Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2018 were as follows:

	Year Ended December 31,
	2018	2018
	RMB	USD
2019	82,142,137	11,947,078
2020	78,923,815	11,478,993
2021	75,246,421	10,944,138
2022	61,747,409	8,980,788
2023	54,551,591	7,934,200
Thereafter	220,116,253	32,014,581
Total	572,727,626	83,299,778

Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants

At 31 December 2018, the Group had total future minimum lease receivables under non-cancellable operating leases with its tenants falling due as follows:

	Year Ended December 31,
	2018	2018
	RMB	USD
2019	43,846,815	6,377,255
2020	36,109,529	5,251,913
2021	33,746,012	4,908,154
2022	26,798,827	3,897,728
2023	24,107,631	3,506,310
Thereafter	91,634,251	13,327,648
Total	256,243,065	37,269,008